NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]	$ (6,000)
Proceeds from Related Party Debt	81,162	297,006
Payments for Loans	10,792	10,294
Founder Loan [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding of Loans Held-in-portfolio	428,177	500,915
[custom:PreferredBSharesConvertedToCommonSharesValue]	6,000
Debt Instrument, Face Amount	500,915	518,955
Payments for Loans	$ 66,000	18,040
Founder Loan [Member] | Series B Preferred Stock [Member]
Short-term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesShares]	2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]	$ 6,000
Founder Loan [Member] | Series A Preferred Stock [Member]
Short-term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]	60,000
Shareholder Loan One [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 245,234	245,234
Debt Instrument, Maturity Date	Jan. 31, 2021
Shareholder Loan Two [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 51,772	51,772
Debt Instrument, Maturity Date	Dec. 31, 2020
Debt Instrument, Interest Rate, Effective Percentage	20.00%
Shareholder Loans [Member]
Short-term Debt [Line Items]
Payments for Loans	$ 303,068	$ 0